CONSOLIDATED STATEMENT OF STOCKHOLDER'S DEFICIENCY - 10K (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Shares withheld for withholding taxes (in shares)	82,740	22,328